Financial instruments (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Financial instruments [Line Items]
Other non-financial assets	₨ 27,162	₨ 20,598
Other non-financial liabilities	18,195	21,735
Derivative financial assets	557	169
Derivative financial liabilities	1,286	468
Gains (losses) on cash flow hedges, net of tax	2,374	(353)	₨ (551)
Current financial liabilities at amortised cost	34,001	30,388
Consideration transferred, acquisition-date fair value	2,916	187
Interest rate swap contract [member]
Financial instruments [Line Items]
Gains (losses) on cash flow hedges, net of tax	0	(77)	0
Other comprehensive income, net of tax, cash flow hedges	0	0	₨ 0
Component of Equity before tax adjustment [member]
Financial instruments [Line Items]
Reserve of cash flow hedges	₨ 143	₨ 91